Inventories	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventories

NOTE 3 – INVENTORIES

Inventories are valued at the lower of cost (first-in, first-out) or net realizable value, and consisted of the following:

	December 31, 2019	December 31, 2018

Raw materials and packaging	$102,428	$-
Finished goods	20,091	-

	$122,519	$-